Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 90,878	£ 88,754
Pensions and other post-retirement benefit assets	2,424	2,489
Financial and other investments	795	798
Derivative financial assets	736	369
Total non-current assets	94,833	92,410
UK
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	44,625	42,623
US
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 46,253	£ 46,131